CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
CONSOLIDATED BALANCE SHEETS
Accounts receivable, net of allowance for doubtful accounts | ¥	¥ 42,907		¥ 10,651
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	2,000,000,000		2,000,000,000
Ordinary shares, shares issued	1,100,285,570		1,079,881,662
Ordinary shares, shares outstanding	1,056,311,362		1,021,923,242